Provision (Benefit) for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Current:
U.S. Federal	$ 77,374	$ 46,846	$ 56,590
State and local	4,876	5,660	6,694
Foreign	45,173	59,425	44,747
Total Current	127,423	111,931	108,031
Deferred:
U.S. Federal	97,112	16,747	(31,987)
State and local	1,494	1,292	(3,649)
Foreign	(1,104)	(11,467)	(5,355)
Total Deferred	97,502	6,572	(40,991)
Provision for Income Taxes	$ 224,925	$ 118,503	$ 67,040